State Street Target Retirement 2035 Fund Expense Example - State Street Target Retirement 2035 Fund	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	111
Expense Example, with Redemption, 5 Years	200
Expense Example, with Redemption, 10 Years	460
Class K
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	9
Expense Example, with Redemption, 3 Years	47
Expense Example, with Redemption, 5 Years	88
Expense Example, with Redemption, 10 Years	209
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	206
Expense Example, with Redemption, 5 Years	365
Expense Example, with Redemption, 10 Years	$ 827